Advances to suppliers (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Advances to suppliers
Advances to suppliers	$ 7,033,556	$ 14,596,906
Allowance for doubtful accounts	(179,095)	(1,517,017)
Including:
Advances to suppliers, net	6,854,461	13,079,889
Advances to suppliers, current	$ 6,854,461	$ 13,079,889